Quarterly Report
September 30, 2019
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 3.8%
FLIR Systems, Inc.	71,524	$3,761,447
L3Harris Technologies, Inc.	27,352	5,706,722
TransDigm Group, Inc.	9,184	4,781,833
		$14,250,002
Automotive – 2.7%
Copart, Inc. (a)	105,805	$8,499,315
IAA, Inc. (a)	39,208	1,636,150
		$10,135,465
Biotechnology – 1.5%
Adaptive Biotechnologies Corp. (a)	8,447	$261,012
Biomarin Pharmaceutical, Inc. (a)	5,324	358,838
Bio-Techne Corp.	25,640	5,016,979
		$5,636,829
Brokerage & Asset Managers – 2.8%
Apollo Global Management, Inc.	75,056	$2,838,618
NASDAQ, Inc.	69,210	6,876,014
Tradeweb Markets, Inc.	23,638	874,133
		$10,588,765
Business Services – 18.7%
CoStar Group, Inc. (a)	8,255	$4,896,866
Fidelity National Information Services, Inc.	79,015	10,490,032
Fiserv, Inc. (a)	79,402	8,225,253
FleetCor Technologies, Inc. (a)	19,258	5,522,809
Global Payments, Inc.	104,772	16,658,748
MSCI, Inc.	27,479	5,983,552
TransUnion	78,710	6,384,168
Tyler Technologies, Inc. (a)	13,798	3,621,975
Verisk Analytics, Inc., “A”	55,920	8,843,189
		$70,626,592
Cable TV – 1.1%
Altice USA, Inc., “A” (a)	145,150	$4,162,902
Chemicals – 0.6%
Ingevity Corp. (a)	28,309	$2,401,736
Computer Software – 5.2%
Autodesk, Inc. (a)	39,531	$5,838,728
Black Knight, Inc. (a)	55,180	3,369,291
Cadence Design Systems, Inc. (a)	120,175	7,941,164
DocuSign, Inc. (a)	16,516	1,022,671
PTC, Inc. (a)	21,577	1,471,120
		$19,642,974
Computer Software - Systems – 6.3%
Constellation Software, Inc.	3,839	$3,834,074
Guidewire Software, Inc. (a)	32,134	3,386,281
NICE Systems Ltd., ADR (a)	34,740	4,995,612
Pluralsight, Inc., “A” (a)(l)	17,602	295,626
ServiceNow, Inc. (a)	23,615	5,994,668
Square, Inc., “A” (a)	32,129	1,990,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc.	67,346	$3,473,033
		$23,969,685
Construction – 3.5%
Lennox International, Inc.	17,378	$4,222,333
Pool Corp.	12,552	2,531,738
Vulcan Materials Co.	44,021	6,657,736
		$13,411,807
Consumer Products – 0.4%
Scotts Miracle-Gro Co.	14,866	$1,513,656
Consumer Services – 3.9%
Bright Horizons Family Solutions, Inc. (a)	95,685	$14,591,962
Containers – 0.2%
CCL Industries, Inc.	16,049	$647,363
Electrical Equipment – 5.5%
AMETEK, Inc.	93,765	$8,609,502
Amphenol Corp., “A”	54,032	5,214,088
Littlefuse, Inc.	14,676	2,602,202
Mettler-Toledo International, Inc. (a)	6,156	4,336,286
		$20,762,078
Electronics – 2.4%
Monolithic Power Systems, Inc.	38,677	$6,019,301
Silicon Laboratories, Inc. (a)	27,243	3,033,508
		$9,052,809
Energy - Independent – 0.5%
Diamondback Energy, Inc.	14,973	$1,346,222
Parsley Energy, Inc., “A”	25,471	427,913
		$1,774,135
Entertainment – 0.3%
World Wrestling Entertainment, Inc., “A”	13,559	$964,723
Food & Beverages – 0.6%
Chr. Hansen Holding A.S.	27,868	$2,365,339
Gaming & Lodging – 0.9%
Flutter Entertainment PLC	11,661	$1,091,105
Vail Resorts, Inc.	6,314	1,436,814
Wynn Resorts Ltd.	8,110	881,719
		$3,409,638
General Merchandise – 2.7%
Dollar Tree, Inc. (a)	41,636	$4,753,165
Five Below, Inc. (a)	42,218	5,323,690
		$10,076,855
Insurance – 1.5%
Aon PLC	7,910	$1,531,139
Arthur J. Gallagher & Co.	47,418	4,247,230
		$5,778,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.0%
IAC/InterActiveCorp (a)	18,562	$4,045,959
Match Group, Inc.	18,921	1,351,717
Pinterest, Inc. (a)	27,047	715,393
Wix.com Ltd. (a)	13,603	1,588,014
		$7,701,083
Leisure & Toys – 2.3%
Electronic Arts, Inc. (a)	20,890	$2,043,460
Peloton Interactive, Inc., “A” (a)	39,164	983,016
Take-Two Interactive Software, Inc. (a)	46,796	5,865,411
		$8,891,887
Machinery & Tools – 2.9%
IDEX Corp.	16,360	$2,681,077
Roper Technologies, Inc.	21,355	7,615,193
Xylem, Inc.	9,271	738,157
		$11,034,427
Medical & Health Technology & Services – 1.8%
Guardant Health, Inc. (a)	6,520	$416,172
ICON PLC (a)	31,375	4,622,792
IDEXX Laboratories, Inc. (a)	6,892	1,874,142
		$6,913,106
Medical Equipment – 9.3%
Align Technology, Inc. (a)	3,065	$554,520
Cooper Cos., Inc.	13,572	4,030,884
DexCom, Inc. (a)	9,108	1,359,278
Edwards Lifesciences Corp. (a)	15,401	3,386,834
Masimo Corp. (a)	26,848	3,994,714
PerkinElmer, Inc.	102,453	8,725,922
QIAGEN N.V. (a)	77,243	2,546,702
STERIS PLC	54,145	7,823,411
West Pharmaceutical Services, Inc.	18,475	2,620,124
		$35,042,389
Other Banks & Diversified Financials – 0.7%
First Republic Bank	27,056	$2,616,315
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	116,815	$3,106,111
Printing & Publishing – 1.9%
IHS Markit Ltd. (a)	107,409	$7,183,514
Railroad & Shipping – 1.5%
Kansas City Southern Co.	42,388	$5,638,028
Real Estate – 1.4%
Extra Space Storage, Inc., REIT	46,770	$5,463,671
Restaurants – 2.7%
Chipotle Mexican Grill, Inc., “A” (a)	6,418	$5,394,137
Domino's Pizza, Inc.	5,729	1,401,256
Dunkin Brands Group, Inc.	43,226	3,430,415
		$10,225,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.3%
BJ's Wholesale Club Holdings, Inc. (a)	33,750	$873,112
Chewy, Inc., “A” (a)(l)	48,411	1,189,942
Lululemon Athletica, Inc. (a)	19,884	3,828,267
O'Reilly Automotive, Inc. (a)	10,091	4,021,364
Ross Stores, Inc.	26,782	2,942,003
Tractor Supply Co.	37,734	3,412,663
		$16,267,351
Telecommunications - Wireless – 1.9%
SBA Communications Corp., REIT	29,724	$7,167,943
Total Common Stocks		$373,015,317
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	5,647,304	$5,647,304
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	259,441	$259,441

Other Assets, Less Liabilities – (0.2)%		(613,277)
Net Assets – 100.0%		$378,308,785
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,647,304 and $373,274,758, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$373,015,317	$—	$—	$373,015,317
Mutual Funds	5,906,745	—	—	5,906,745
Total	$378,922,062	$—	$—	$378,922,062
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $1,307,270. These loans were collateralized by cash of $259,441 and U.S. Treasury Obligations (held by the lending agent) of $1,132,216.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,413,261	$64,249,554	$63,015,406	$(144)	$39	$5,647,304
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$60,784	$—